Short-Term Investments - Schedule of Short-Term Investments Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Schedule Of Investments [Line Items]
Short-term investments	¥ 828,867	$ 130,067	¥ 696,051
RMB
Schedule Of Investments [Line Items]
Short-term investments	¥ 828,867	$ 828,867	617,457	$ 617,457
US$
Schedule Of Investments [Line Items]
Short-term investments			¥ 78,594	$ 12,045